ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accrued Liabilities and Other Liabilities [Abstract]
Accrued management services	$ 54	$ 86
Professional services	210	207
Derivative Warrants Liability	202	0
Other accrued expenses	4	192
Accrued expenses and other liabilities	$ 470	$ 485